REFUNDABLE SUBSCRIPTION (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Jan. 25, 2021	Dec. 31, 2021	Jan. 15, 2021
Refundable Subscription
Cancellation of non-brokered private placement		$ 45,000
Refunded of non-brokered private placement		35,000
Refundable Subscription		$ 10,000
Settled amount	$ 10,000
issuance of shares	40,000		80,000
Fair value per share	$ 0.55	$ 0.55
Loss recognized	$ 12,000
Received from subscription funds		$ 20,000
Number of units subscription		80,000
Share Price		$ 0.25
Warrant exercisable		$ 0.50
Term		2 years
Price per unit			$ 0.25